PNC GOVERNMENT MORTGAGE FUND (Second Summary Prospectus) | PNC GOVERNMENT MORTGAGE FUND
PNC Government Mortgage Fund

Supplement dated September 28, 2011 to the

PNC Fixed Income Funds Institutional Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

Under “Principal Investment Strategies” for the PNC Government Mortgage Fund on page 4 of the prospectus and in the section entitled “Details About the Funds” under the PNC Government Mortgage Fund on page 41 of the prospectus, the third sentence in the first paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-FII-0911

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in mortgage-related securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government as well as obligations issued or guaranteed by the U.S. government.